Loss before tax	12 Months Ended
Jun. 30, 2026
Loss Before Tax
Loss before tax

7.	Loss before tax

Loss before tax has been arrived at after charging:

	2026	2026	2025
	US$	S$	S$

Marketing and advertisement	389,106	499,467	611,733
Legal and professional fees	355,550	456,394	243,433
Insurance	218,903	280,990	342,394
Transportation	46,580	59,791	44,248
Bad debts written off	134	172	602,264
Fine and penalty	3,572	4,585	-
Provision for expected credit losses	6,307,318	8,096,250	277,101
Short term lease expenses	5,191	6,663	141,075
Depreciation of property and equipment	273,187	350,671	107,659
Amortisation of right-of-use assets	2,761,485	3,544,719	1,073,469
Recruitment	386	495	2,309
Membership and subscription	48,718	62,536	20,614
Telephone	39,372	50,539	41,806
Employee benefit expenses
- Director’s salaries and bonuses	332,212	426,437	333,000
- Director’s CPF	25,893	33,237	30,226
- Employees’ salaries and bonus	6,020,570	7,728,171	5,076,048
- Employees’ CPF	517,846	664,722	470,765
- Other staff expenses	298,961	383,755	487,894

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025